UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 375
         Austin, TX  78701

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $132,132 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMPCO-PITTSBURGH CORP          COM              032037103     2769    64416 SH       SOLE                    64416
ARISTOTLE CORP                 COM NEW          040448201       63     6523 SH       SOLE                     6523
BALLY TECHNOLOGIES INC         COM              05874B107    15692   456956 SH       SOLE                   456956
BJ SVCS CO                     COM              055482103     2851   100000 SH       SOLE                   100000
C&D TECHNOLOGIES INC           COM              124661109     9172  1827100 SH       SOLE                  1827100
CPI CORP                       COM              125902106     8139   471265 SH       SOLE                   471265
ENERSYS                        COM              29275Y102    11780   492459 SH       SOLE                   492459
FLOTEK INDS INC DEL            COM              343389102      216    14800 SH       SOLE                    14800
HI SHEAR TECHNOLOGY CORP       COM              42839Y104     6176   535613 SH       SOLE                   535613
HORNBECK OFFSHORE SVCS INC N   COM              440543106    15436   338000 SH       SOLE                   338000
KADANT INC                     COM              48282T104     7488   254856 SH       SOLE                   254856
KAPSTONE PAPER & PACKAGING C   COM              48562P103     3479   525604 SH       SOLE                   525604
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111      391   231465 SH       SOLE                   231465
KEY TECHNOLOGY INC             COM              493143101    15735   528187 SH       SOLE                   528187
LUBYS INC                      COM              549282101     1484   209600 SH       SOLE                   209600
NORTECH SYS INC                COM              656553104      380    59353 SH       SOLE                    59353
PAR TECHNOLOGY CORP            COM              698884103     1013   128050 SH       SOLE                   128050
PINNACLE ENTMT INC             COM              723456109     1076    84100 SH       SOLE                    84100
QUANEX CORP                    COM              747620102    13151   254178 SH       SOLE                   254178
ROCKY MTN CHOCOLATE FACTORY    COM PAR $0.03    774678403      708    56303 SH       SOLE                    56303
SUPERIOR WELL SVCS INC         COM              86837X105     1103    50433 SH       SOLE                    50433
TIDEWATER INC                  COM              886423102    10471   190000 SH       SOLE                   190000
VANTAGE ENERGY SERVICES INC    COM              92209F102     2315   310800 SH       SOLE                   310800
VANTAGE ENERGY SERVICES INC    *W EXP 99/99/999 92209F110     1044  1769100 SH       SOLE                  1769100